INVESTMENTS IN ASSOCIATES - Summarised balance sheet (Details) $ in Millions	12 Months Ended		24 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($) item	Dec. 31, 2018 USD ($) item
Summarised balance sheet
Non-current assets	$ 4,982	$ 5,135	$ 4,982
Current assets	3,077	2,731	3,077
Non-current liabilities	(1,720)	(1,876)	(1,720)
Current liabilities	(1,465)	(1,346)	(1,465)
Group's carrying amount of investment	$ 105	$ 118	$ 105
Number of associates | item	1	1	1
Bioventus
Summarised balance sheet
Non-current assets	$ 296	$ 332	$ 296
Current assets	149	122	149
Non-current liabilities	(234)	(246)	(234)
Current liabilities	(56)	(47)	(56)
Net assets	155	161	155
Group's share of net assets	76	79	76
Group adjustments	26	35	26
Group's carrying amount of investment	102	114	$ 102
Percentage of associate held			49.00%
Cash distribution received	2	0
Other associates
Summarised balance sheet
Group's carrying amount of investment	$ 3	$ 3	$ 3